Share option scheme and restricted stock units - Movement in options (Details)	12 Months Ended
	Jan. 31, 2019 GBP (£) shares	Jan. 31, 2018 GBP (£) shares
Share Options
Outstanding at February 1, (in Pounds per share) | £	£ 1.43	£ 1.17
Granted during the year (in Pounds per share) | £	0.76	1.83
Lapsed / surrendered during the year (in Pounds per share) | £	1.52	0.99
Exercised during the year (in Pounds per share) | £	1.08	1.13
Outstanding at January 31, (in Pounds per share) | £	£ 0.35	£ 1.43
Outstanding at February 1, (in shares) | shares	8,577,236	7,383,401
Granted during the year (in shares) | shares	13,081,048	2,972,903
Lapsed / surrendered during the year (in shares) | shares	(12,397,841)	(1,430,532)
Exercised during the year (in shares) | shares	(92,047)	(348,536)
Outstanding at January 31, (in shares) | shares	9,168,396	8,577,236
RSU's
Outstanding at February 1, (in Pounds per share) | £	£ 0.01	£ 0.00
Granted during the year (in Pounds per share) | £	0.01	0.01
Exercised during the year (in Pounds per share) | £	0.01	0.00
Outstanding at January 31, (in Pounds per share) | £	£ 0.01	£ 0.01
Outstanding at February 1, (in shares) | shares	275,877	0
Granted during the year (in shares) | shares	814,256	275,877
Exercised during the year (in shares) | shares	(275,877)	0
Outstanding at January 31, (in shares) | shares	814,256	275,877